PREPAID EXPENSES AND OTHER CURRENT ASSETS (Table)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses And Other Current Assets Table
Prepaid expenses and other current assets
	December 31, 2017	December 31, 2016
Prepaid insurance	$25,402	$26,124
Deposit on future raw materials	30,272	21,168
Prepaid services	–	46,875
Total prepaid expenses and other current assets	$55,674	$94,167